Supplement to the
Fidelity Advisor Worldwide Fund
Class A, Class T,
Class B, and Class C
February 17, 2009
Prospectus

The information in footnote C on page 6 is not applicable and is removed from the prospectus.

AWLD-09-01 June 13, 2009
1.899555.100

Supplement to the
Fidelity Advisor Worldwide Fund
Institutional Class
February 17, 2009
Prospectus

The information in footnote C on page 6 is not applicable and is removed from the prospectus.

AWLDI-09-01 June 13, 2009
1.899556.100